Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.0% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ			$184		$114
4.125% due 07/09/2035 þ			122		92

Total Argentina (Cost $154)					206

AUSTRALIA 3.8%
CORPORATE BONDS & NOTES 0.7%
Commonwealth Bank of Australia
4.011% due 04/30/2029			$3,800		3,769
5.071% due 09/14/2028			2,600		2,639
Macquarie Bank Ltd.
2.738% due 02/18/2031	EUR		4,350		4,909
National Australia Bank Ltd.
5.134% due 11/28/2028			$2,600		2,647

					13,964

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD		26,000		17,942

SOVEREIGN ISSUES 2.2%
Australia Government Bonds
1.750% due 06/21/2051			250		89
2.500% due 05/21/2030			2,300		1,488
New South Wales Treasury Corp.
1.750% due 03/20/2034			4,400		2,402
2.000% due 03/08/2033			3,300		1,904
3.500% due 11/20/2037			3,500		2,022
4.750% due 09/20/2035			1,600		1,069
Northern Territory Treasury Corp.
6.000% due 04/21/2039			2,500		1,766
Queensland Treasury Corp.
1.500% due 08/20/2032			14,400		8,199
1.750% due 07/20/2034			3,400		1,830
2.000% due 08/22/2033			2,400		1,363
4.500% due 08/22/2035			3,200		2,096
5.250% due 07/21/2036			6,900		4,745
Treasury Corp. of Victoria
2.000% due 09/17/2035			11,300		5,945
2.000% due 11/20/2037			10,000		4,860
2.250% due 09/15/2033			4,300		2,474
4.250% due 12/20/2032			3,200		2,132

					44,384

Total Australia (Cost $73,563)					76,290

BRAZIL 1.8%
SOVEREIGN ISSUES 1.8%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL		121,071		22,685
0.000% due 04/01/2027 (d)			73,508		12,940

Total Brazil (Cost $35,868)					35,625

BULGARIA 0.2%
SOVEREIGN ISSUES 0.2%
Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR		1,200		1,337
4.125% due 07/18/2045			2,100		2,306

Total Bulgaria (Cost $3,769)					3,643

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
CANADA 3.4%
CORPORATE BONDS & NOTES 1.5%
Bank of Nova Scotia
3.791% due 03/13/2029			$4,400		4,342
4.299% due 03/20/2028			7,400		7,400
Canadian Imperial Bank of Commerce
4.837% (BBSW3M + 0.370%) due 09/14/2026 ~	AUD		3,200		2,216
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR		1,000		1,135
Royal Bank of Canada
4.507% (SOFRINDX + 0.880%) due 08/06/2029 ~			$4,700		4,716
Toronto-Dominion Bank
4.814% due 07/16/2027			4,600		4,629
5.437% (BBSW3M + 0.970%) due 09/15/2028 ~	AUD		6,300		4,407

					28,845

SOVEREIGN ISSUES 1.9%
Canada Government Bonds
3.000% due 06/01/2034	CAD		18,100		12,554
3.250% due 12/01/2033			14,500		10,256
4.000% due 03/01/2029			18,700		13,575
Canada Government Real Return Bonds
1.500% due 12/01/2044 (f)			581		401

					36,786

Total Canada (Cost $66,323)					65,631

CAYMAN ISLANDS 2.5%
ASSET-BACKED SECURITIES 2.0%
AMMC CLO 24 Ltd.
4.875% due 01/20/2035 •			$2,300		2,300
Arbor Realty Commercial Real Estate Notes Ltd.
5.043% due 01/15/2037 •			561		563
Atlantic Avenue Ltd.
4.935% due 01/20/2035 •			3,900		3,904
Atlas Senior Loan Fund XV Ltd.
4.886% due 10/23/2032 •			2,039		2,041
Atlas Senior Loan Fund XVIII Ltd.
4.785% due 01/18/2035 •			2,700		2,702
Bain Capital Credit CLO Ltd.
4.816% due 10/23/2034 •			2,500		2,503
Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •			402		402
GPMT Ltd.
5.108% due 12/15/2036 •			1,118		1,119
ICG U.S. CLO Ltd.
4.950% due 04/17/2034 •			1,726		1,728
Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •			4,200		4,200
MF1 Ltd.
4.832% due 10/16/2036 •			335		335
Navesink CLO 2 Ltd.
4.863% due 01/15/2036 •			3,000		3,002
Navesink CLO 6 Ltd.
4.857% due 04/15/2037 •			2,700		2,702
Post CLO Ltd.
4.753% due 10/15/2034 •			3,800		3,805
TCW CLO AMR Ltd.
4.948% due 08/16/2034 •			4,000		4,005
Tralee CLO V Ltd.
4.755% due 10/20/2034 •			3,700		3,704

					39,015

CORPORATE BONDS & NOTES 0.5%
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027			758		736
Foxconn Far East Ltd.
1.875% due 08/25/2028			4,300		4,059
Gaci First Investment Co.
5.250% due 01/29/2034			1,400		1,400
Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR		1,400		1,600
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~			$2,100		2,111
Sands China Ltd.
5.400% due 08/08/2028			800		806

					10,712

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
SOVEREIGN ISSUES 0.0%
KSA Sukuk Ltd.
5.268% due 10/25/2028			500		506

Total Cayman Islands (Cost $50,223)					50,233

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bonds
4.850% due 01/22/2029			$1,000		1,009

Total Chile (Cost $1,000)					1,009

CHINA 0.0%
SOVEREIGN ISSUES 0.0%
China Development Bank
2.630% due 01/08/2034	CNY		1,700		267
2.820% due 05/22/2033			600		95

Total China (Cost $343)					362

COLOMBIA 2.2%
SOVEREIGN ISSUES 2.2%
Colombia Government International Bonds
6.125% due 01/21/2031			$7,300		7,380
Colombia TES
11.500% due 07/25/2046	COP		60,400		17
11.750% due 01/24/2035			28,975,500		8,326
12.000% due 03/13/2058			2,838,100		821
12.750% due 11/28/2040			40,182,000		12,265
13.250% due 02/09/2033			49,618,000		15,318

Total Colombia (Cost $40,839)					44,127

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR		2,750		3,306
6.001% due 01/16/2036			2,500		3,024

Total Costa Rica (Cost $6,152)					6,330

DENMARK 0.7%
CORPORATE BONDS & NOTES 0.7%
DLR Kredit AS
1.000% due 01/01/2027	DKK		6,100		927
Jyske Realkredit AS
1.000% due 01/01/2027			29,009		4,407
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053			1,403		177
Nykredit Realkredit AS
1.500% due 10/01/2053			8,132		1,010
Realkredit Danmark AS
1.000% due 01/01/2027			44,548		6,769
1.500% due 10/01/2053			1,489		185

Total Denmark (Cost $13,890)					13,475

EGYPT 0.2%
SOVEREIGN ISSUES 0.2%
Egypt Government Bonds
19.698% due 10/14/2030	EGP		162,800		3,158

Total Egypt (Cost $3,461)					3,158

FRANCE 5.3%
CORPORATE BONDS & NOTES 0.9%
Banque Federative du Credit Mutuel SA
4.541% due 01/15/2031			$3,300		3,247

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
BNP Paribas SA
4.892% due 06/30/2030 •			7,300		7,300
5.738% due 02/20/2035 •			1,100		1,131
5.786% due 01/13/2033 •			1,000		1,033
BPCE SA
6.612% due 10/19/2027 •			2,200		2,213
Credit Agricole SA
6.316% due 10/03/2029 •			1,800		1,859

					16,783

SOVEREIGN ISSUES 4.4%
Caisse des Depots et Consignations
4.250% due 02/28/2028	GBP		6,700		8,866
French Republic Government Bonds OAT
2.750% due 02/25/2029	EUR		19,700		22,512
2.750% due 02/25/2030			48,100		54,789

					86,167

Total France (Cost $99,372)					102,950

GERMANY 0.1%
CORPORATE BONDS & NOTES 0.1%
Deutsche Bank AG
5.706% due 02/08/2028 •			$1,600		1,612

Total Germany (Cost $1,600)					1,612

HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government International Bonds
5.375% due 09/26/2030			$100		102

Total Hungary (Cost $100)					102

IRELAND 4.0%
ASSET-BACKED SECURITIES 3.6%
ARES European CLO XIV DAC
3.234% due 10/21/2034 •	EUR		1,211		1,386
ARES European CLO XIX DAC
3.586% due 07/15/2037 «•			8,400		9,598
Bain Capital Euro CLO DAC
3.444% due 01/22/2038 •			2,700		3,088
Barings Euro CLO DAC
3.426% due 08/15/2039 •			1,200		1,372
BlackRock European CLO III DAC
3.118% due 07/19/2035 •			2,181		2,495
Bosphorus CLO VI DAC
3.045% due 05/25/2034 •			2,690		3,076
Cairn CLO VII DAC
2.820% due 01/31/2030 •			445		509
Capital Four CLO I DAC
3.224% due 10/15/2034 •			2,600		2,973
CVC Cordatus Opportunity Loan Fund-R DAC
3.123% due 08/15/2033 •			747		853
Dryden 27 R Euro CLO DAC
2.864% due 04/15/2033 •			247		282
Grosvenor Place CLO DAC
3.383% due 08/15/2039 •			1,400		1,601
Hayfin Emerald CLO X DAC
3.498% due 10/18/2039 •			3,600		4,117
Hayfin Emerald CLO XIV DAC
3.404% due 01/22/2039 •			6,200		7,096
MV Credit Euro CLO III DAC
3.583% due 02/15/2038 •			3,900		4,460
OCP Euro CLO DAC
3.527% due 04/15/2037 «•			1,700		1,942
Palmer Square European Loan Funding DAC
3.134% due 07/15/2035 •			3,610		4,127
3.253% due 05/15/2033 •			754		863
Penta CLO 9 DAC
3.015% due 07/25/2036 •			3,100		3,546
Providus CLO VII DAC
3.374% due 07/15/2038 •			3,900		4,457
Rockford Tower Europe CLO DAC
3.121% due 01/24/2035 •			2,900		3,314
3.489% due 08/29/2036 •			4,100		4,690
Sculptor European CLO VI DAC
3.254% due 10/15/2034 •			4,686		5,364

					71,209

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
CORPORATE BONDS & NOTES 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000% due 10/29/2028			$550		529

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Panama Government International Bonds
2.390% due 06/20/2028 «	CHF		3,700		4,534
3.886% (EUR006M + 2.178%) due 03/05/2027 «~	EUR		2,600		2,975

					7,509

Total Ireland (Cost $78,075)					79,247

ISRAEL 0.4%
SOVEREIGN ISSUES 0.4%
Israel Government International Bonds
4.500% due 01/17/2033			$600		579
5.375% due 02/19/2030			1,600		1,623
5.500% due 03/12/2034			3,700		3,756
5.625% due 02/19/2035			2,200		2,252

Total Israel (Cost $8,148)					8,210

ITALY 1.7%
CORPORATE BONDS & NOTES 0.3%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR		1,200		1,365
BPER Banca SpA
3.750% due 10/22/2028			4,500		5,246

					6,611

SOVEREIGN ISSUES 1.4%
Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030			$3,700		3,649
Italy Buoni Poliennali Del Tesoro
3.400% due 04/01/2028	EUR		19,300		22,325
Republic of Italy Government International Bonds
6.000% due 08/04/2028	GBP		600		816

					26,790

Total Italy (Cost $34,436)					33,401

JAPAN 2.6%
CORPORATE BONDS & NOTES 0.8%
Mitsubishi UFJ Financial Group, Inc.
4.527% due 09/12/2031 •			$3,200		3,160
Mizuho Financial Group, Inc.
4.486% (SOFRRATE + 0.850%) due 07/13/2030 ~(b)			2,400		2,401
Nomura Holdings, Inc.
2.329% due 01/22/2027			600		593
NTT Finance Corp.
4.465% (SOFRRATE + 0.830%) due 06/20/2029 ~(b)			3,800		3,800
4.713% (SOFRRATE + 1.080%) due 07/16/2028 ~			3,900		3,932
Sumitomo Mitsui Trust Bank Ltd.
4.388% (SOFRRATE + 0.750%) due 09/11/2028 ~			2,400		2,411

					16,297

SOVEREIGN ISSUES 1.8%
Development Bank of Japan, Inc.
4.000% due 08/28/2027			2,700		2,693
Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY		1,221,508		7,543
0.100% due 03/10/2029 (f)			396,431		2,437
Japan Government Five Year Bonds
0.400% due 06/20/2029			450,000		2,678
Japan Government Thirty Year Bonds
0.700% due 12/20/2048			201,000		666
0.700% due 06/20/2051			30,000		91
1.300% due 06/20/2052 (h)			50,000		177
2.200% due 06/20/2054			54,150		236
2.300% due 12/20/2054			509,400		2,267
2.400% due 03/20/2055			447,000		2,037
3.700% due 03/20/2056			492,200		2,926

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
Japan Government Twenty Year Bonds
0.400% due 06/20/2040			1,070,000		4,526
2.000% due 12/20/2044			580,000		2,829
2.400% due 03/20/2045			892,000		4,628

					35,734

Total Japan (Cost $63,154)					52,031

JERSEY, CHANNEL ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Boyce Park CLO Ltd.
4.672% due 04/21/2035 •			$2,800		2,802

Total Jersey, Channel Islands (Cost $2,800)					2,802

KAZAKHSTAN 0.1%
SOVEREIGN ISSUES 0.1%
Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT		831,000		1,810

Total Kazakhstan (Cost $1,534)					1,810

KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bonds
4.016% due 10/09/2028			$4,100		4,047
4.136% due 10/09/2030			2,000		1,963
4.804% due 04/20/2033			4,900		4,892

Total Kuwait (Cost $11,000)					10,902

LUXEMBOURG 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Fennovoima OYJ
TBD% - 4.680% (EUR003M + 2.324%) due 07/10/2028 «~µ(j)	EUR		296		339
4.641% (EUR003M + 2.317%) due 07/10/2028 «~(j)			568		654
4.680% (EUR003M + 2.324%) due 07/10/2028 «~(j)			270		311

					1,304

SOVEREIGN ISSUES 0.4%
Eagle Funding Luxco SARL
5.500% due 08/17/2030			$8,800		8,847

Total Luxembourg (Cost $10,098)					10,151

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.0%
Petronas Capital Ltd.
4.550% due 04/21/2050			$300		263
4.800% due 04/21/2060			300		266

					529

SOVEREIGN ISSUES 0.1%
Malaysia Government Bonds
2.632% due 04/15/2031	MYR		6,000		1,422

Total Malaysia (Cost $1,900)					1,951

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bonds
5.000% due 04/27/2051			$500		396

Total Mexico (Cost $466)					396

MULTINATIONAL 0.0%
CORPORATE BONDS & NOTES 0.0%
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc.
4.226% (US0003M + 0.300%) due 09/22/2037 ~			$460		437

Total Multinational (Cost $372)					437

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
NETHERLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
ABN AMRO Bank NV
5.515% due 12/03/2035 •			$2,800		2,847

Total Netherlands (Cost $2,800)					2,847

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS
1.900% due 01/19/2027	AUD		2,200		1,500

Total Norway (Cost $1,603)					1,500

PERU 2.2%
SOVEREIGN ISSUES 2.2%
Peru Government Bonds
6.850% due 08/12/2035	PEN		18,300		5,634
Peru Government International Bonds
5.400% due 08/12/2034			22,900		6,547
6.150% due 08/12/2032			29,700		9,410
6.850% due 08/12/2035			9,990		3,076
6.900% due 08/12/2037			10,200		3,058
6.950% due 08/12/2031			48,561		16,161

Total Peru (Cost $40,164)					43,886

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Poland Government International Bonds
4.875% due 02/12/2030			$1,000		1,012
5.125% due 09/18/2034			3,300		3,320
5.375% due 02/12/2035			700		716

Total Poland (Cost $4,975)					5,048

QATAR 0.8%
CORPORATE BONDS & NOTES 0.5%
QatarEnergy
1.375% due 09/12/2026			$6,400		6,369
2.250% due 07/12/2031			300		267
4.625% due 06/23/2029			2,300		2,286

					8,922

SOVEREIGN ISSUES 0.3%
Qatar Government International Bonds
4.800% due 04/08/2033			6,400		6,434

Total Qatar (Cost $15,225)					15,356

ROMANIA 0.4%
SOVEREIGN ISSUES 0.4%
Romania Government International Bonds
1.750% due 07/13/2030	EUR		800		831
2.125% due 03/07/2028			600		672
5.125% due 09/24/2031			1,900		2,220
5.250% due 03/10/2030			1,400		1,662
6.625% due 09/27/2029 (h)			2,600		3,210

Total Romania (Cost $7,831)					8,595

SAUDI ARABIA 1.2%
CORPORATE BONDS & NOTES 0.2%
Saudi Arabian Oil Co.
2.250% due 11/24/2030 (h)			$200		179
4.750% due 06/02/2030			1,500		1,494
5.375% due 06/02/2035			3,200		3,226

					4,899

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
SOVEREIGN ISSUES 1.0%
Saudi Government International Bonds
3.250% due 10/22/2030			200		188
3.375% due 03/05/2032	EUR		1,800		2,031
4.750% due 01/18/2028			$2,400		2,402
4.750% due 01/16/2030			8,900		8,888
4.875% due 07/18/2033			1,300		1,294
5.125% due 01/13/2028			3,400		3,424
5.375% due 01/13/2031			1,900		1,940

					20,167

Total Saudi Arabia (Cost $24,790)					25,066

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia International Bonds
1.000% due 09/23/2028	EUR		700		755
2.050% due 09/23/2036			600		545
6.000% due 06/12/2034			$1,100		1,128

Total Serbia (Cost $2,588)					2,428

SLOVAKIA 0.3%
CORPORATE BONDS & NOTES 0.3% 365 bank AS
7.125% due 07/04/2028 •	EUR		4,300		5,092

Total Slovakia (Cost $5,044)					5,092

SOUTH AFRICA 2.3%
SOVEREIGN ISSUES 2.3%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR		25,400		1,329
8.000% due 01/31/2030			118,000		7,264
8.750% due 01/31/2044			74,900		4,490
8.750% due 02/28/2048			21,900		1,315
8.875% due 02/28/2035			487,600		30,850

Total South Africa (Cost $38,909)					45,248

SOUTH KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
0.000% due 01/27/2027 (d)(h)			$1,800		3,541

Total South Korea (Cost $3,518)					3,541

SPAIN 3.4%
SOVEREIGN ISSUES 3.4%
Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR		300		357
Spain Government Bonds
1.450% due 04/30/2029			2,315		2,562
2.400% due 05/31/2028			12,200		13,889
3.150% due 04/30/2035			2,000		2,275
3.400% due 10/31/2036			1,900		2,181
3.450% due 10/31/2034			29,970		34,956
3.500% due 05/31/2029			10,000		11,695

Total Spain (Cost $68,118)					67,915

SUPRANATIONAL 0.9%
CORPORATE BONDS & NOTES 0.3%
Corp. Andina de Fomento
3.925% due 02/26/2029	HKD		38,000		4,838
Inter-American Development Bank
2.500% due 04/14/2027	AUD		1,800		1,226

					6,064

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
SOVEREIGN ISSUES 0.6%
European Union
3.750% due 10/12/2045	EUR		9,900		11,167

Total Supranational (Cost $17,725)					17,231

SWITZERLAND 0.4%
CORPORATE BONDS & NOTES 0.4%
UBS Group AG
3.091% due 05/14/2032 •			$1,100		1,010
4.194% due 04/01/2031 •			600		586
4.844% due 11/06/2033 •			3,500		3,439
5.617% due 09/13/2030 •			900		921
6.246% due 09/22/2029 •			2,600		2,682

Total Switzerland (Cost $8,532)					8,638

THAILAND 0.4%
SOVEREIGN ISSUES 0.4%
Thailand Government Bonds
2.700% due 06/17/2040	THB		254,052		7,845

Total Thailand (Cost $7,826)					7,845

UNITED ARAB EMIRATES 0.6%
CORPORATE BONDS & NOTES 0.2%
Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030			$300		298
5.000% due 05/06/2035			900		887
Emirates NBD Bank PJSC
5.125% due 06/29/2031			1,800		1,794

					2,979

SOVEREIGN ISSUES 0.4%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033			4,800		4,784
5.500% due 04/30/2054			3,300		3,244

					8,028

Total United Arab Emirates (Cost $10,989)					11,007

UNITED KINGDOM 7.6%
ASSET-BACKED SECURITIES 0.2%
Together Asset-Backed Securitisation 14 PLC
4.495% due 08/15/2066 ~	GBP		2,397		3,176

CORPORATE BONDS & NOTES 2.3%
Barclays PLC
4.476% due 11/11/2029 •			$3,900		3,874
8.875% due 09/15/2027 •(g)(h)	GBP		1,000		1,375
HSBC Holdings PLC
3.973% due 05/22/2030 •			$1,900		1,854
4.041% due 03/13/2028 •			900		897
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(g)(h)	GBP		400		554
8.500% due 09/27/2027 •(g)(h)			200		275
Nationwide Building Society
6.557% due 10/18/2027 •			$2,800		2,816
NatWest Group PLC
5.076% due 01/27/2030 •			1,700		1,711
5.125% due 05/12/2027 •(g)(h)	GBP		500		661
NatWest Markets PLC
4.789% due 03/21/2028			$4,100		4,119
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)			2,500		2,036
Santander U.K. Group Holdings PLC
4.707% (SOFRINDX + 1.070%) due 09/22/2029 ~			6,200		6,223
6.534% due 01/10/2029 •			2,300		2,361
Santander U.K. PLC
4.496% due 12/12/2027			4,800		4,815
Standard Chartered PLC
2.608% due 01/12/2028 •			900		891
6.750% due 02/08/2028 •			4,900		4,962

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR		5,300		5,338
6.750% due 01/15/2033			$500		424

					45,186

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP		800		982

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Atlas Funding PLC
4.534% due 07/20/2062 •			2,555		3,390
Braccan Mortgage Funding PLC
0.000% due 04/17/2068 •			2,200		2,919
4.587% due 05/17/2067 •			3,604		4,784
Cheshire PLC
4.544% due 06/28/2048 •			2,714		3,596
Eurohome U.K. Mortgages PLC
4.016% due 06/15/2044 •			15		20
Eurosail-U.K. PLC
4.816% due 06/13/2045 •			87		116
Newgate Funding PLC
4.866% due 12/15/2050 •			230		303
5.116% due 12/15/2050 •			115		149
Resloc U.K. PLC
4.026% due 12/15/2043 •			565		738
Stratton Mortgage Funding PLC
4.646% due 06/28/2050 •			920		1,221
4.896% due 06/20/2060 •			4,141		5,501
Towd Point Mortgage Funding 3 PLC
5.147% due 02/20/2054 •			1,829		2,432
Tower Bridge Funding PLC
4.627% due 05/20/2066 •			942		1,251

					26,420

SOVEREIGN ISSUES 3.8%
U.K. Gilts
1.250% due 07/31/2051			3,300		1,859
4.375% due 03/07/2030			51,900		69,158
5.375% due 01/31/2056			3,300		4,313

					75,330

Total United Kingdom (Cost $153,562)					151,094

UNITED STATES 80.5%
ASSET-BACKED SECURITIES 1.8%
ACE Securities Corp. Home Equity Loan Trust
4.663% due 08/25/2035 •			$875		863
Amortizing Residential Collateral Trust
4.463% due 10/25/2031 •			1		1
AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.703% due 06/25/2029 •			6		6
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.523% due 02/25/2036 •			749		612
Citigroup Mortgage Loan Trust, Inc.
4.083% due 12/25/2036 •			349		195
4.123% due 01/25/2037 •			1,475		1,097
4.283% due 03/25/2036 •			601		549
4.753% due 07/25/2035 •			1,571		1,517
Countrywide Asset-Backed Certificates Trust
4.023% due 12/25/2036 •			462		434
4.043% due 06/25/2037 •			331		309
4.043% due 06/25/2047 •			357		329
4.163% due 06/25/2037 •			1,161		1,186
4.503% due 08/25/2047 •			161		157
Credit Suisse First Boston Mortgage Securities Corp.
4.049% due 01/25/2032 •			1		1
First Franklin Mortgage Loan Trust
3.878% due 07/25/2036 •			549		529
4.708% due 03/25/2035 •			151		173
GSAMP Trust
3.485% due 11/25/2034 •			141		137
4.243% due 09/25/2036 •			3,026		1,031
4.263% due 05/25/2046 •			1,115		1,077
4.283% due 02/25/2046 •			36		33
MASTR Asset-Backed Securities Trust
4.243% due 06/25/2036 •			2,769		898
4.513% due 10/25/2035 •			612		631
MASTR Specialized Loan Trust
4.503% due 01/25/2037 •			779		301

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
Merrill Lynch Mortgage Investors Trust
4.423% due 07/25/2036 •			3,014		2,822
Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 01/25/2037 •			1,523		695
3.903% due 05/25/2037 •			1,114		851
4.013% due 07/25/2036 •			116		105
4.243% due 06/25/2036 •			1,153		565
4.693% due 02/25/2035 •			2,866		2,674
4.723% due 09/25/2034 •			768		838
Morgan Stanley Home Equity Loan Trust
3.993% due 04/25/2037 •			1,075		547
Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 þ			1,549		311
NovaStar Mortgage Funding Trust
4.023% due 03/25/2037 •			841		553
4.303% due 05/25/2036 •			2,703		2,655
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ			545		159
5.731% due 11/25/2036 þ			1,934		589
Residential Asset Securities Corporation Trust
4.013% due 11/25/2036 •			3,563		3,065
Saxon Asset Securities Trust
4.073% due 09/25/2037 •			502		488
SMB Private Education Loan Trust
1.290% due 07/15/2053			295		283
4.840% due 07/15/2053 •			82		82
5.043% due 02/16/2055 •			821		822
Soundview Home Loan Trust
4.263% due 11/25/2036 •			1,294		1,243
4.323% due 05/25/2036 •			187		184
4.713% due 10/25/2037 •			1,019		802
Specialty Underwriting & Residential Finance Trust
4.063% due 06/25/2037 •			304		184
Structured Asset Investment Loan Trust
4.108% due 07/25/2036 •			825		471
4.443% due 01/25/2033 •			185		185
4.663% due 09/25/2034 •			24		23
Structured Asset Securities Corp.
4.526% due 02/25/2035 •			1,636		1,761
Terwin Mortgage Trust
4.703% due 11/25/2033 •			21		19

					35,042

CORPORATE BONDS & NOTES 7.2%
Bank of America Corp.
5.468% due 01/23/2035 •			1,500		1,530
5.511% due 01/24/2036 •			3,200		3,269
Beignet Investor LLC
6.581% due 05/30/2049			17,200		17,555
Boeing Co.
6.298% due 05/01/2029			1,000		1,041
British Airways Pass-Through Trust
3.350% due 12/15/2030			907		881
Citibank NA
4.232% (SOFRRATE + 0.595%) due 06/18/2029 ~			4,900		4,904
Citigroup, Inc.
2.125% due 09/10/2026	EUR		5,600		6,396
CommonSpirit Health
4.975% due 09/01/2035			$3,200		3,106
Corebridge Global Funding
4.550% due 01/09/2031			4,500		4,428
Credit Suisse AG AT1 Claim			1,700		599
Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032			200		186
F&G Global Funding
4.963% (SOFRRATE + 1.325%) due 09/08/2028 ~			4,100		4,118
Ford Motor Credit Co. LLC
3.815% due 11/02/2027			400		394
GA Global Funding Trust
2.250% due 01/06/2027			600		593
GLP Capital LP/GLP Financing II, Inc.
5.300% due 01/15/2029			700		704
Goldman Sachs Bank USA
4.359% (SOFRINDX + 0.720%) due 06/03/2029 ~			8,800		8,817
Goldman Sachs Group, Inc.
5.536% due 01/28/2036 •			4,700		4,775
HPS Corporate Lending Fund
4.900% due 09/11/2028			4,000		3,921
JPMorgan Chase & Co.
4.505% due 10/22/2028 •			3,200		3,200
5.040% due 01/23/2028 •			2,900		2,909
5.140% due 01/24/2031 •			3,100		3,135
Kraton Corp.
5.000% due 07/15/2027			2,300		2,311

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
Lehman Brothers Holdings, Inc.
1.000% due 05/02/2049			700		0
Metropolitan Life Global Funding I
4.350% due 01/12/2031			1,800		1,773
Morgan Stanley
0.406% due 10/29/2027 •	EUR		4,300		4,879
3.485% due 06/11/2030 •			4,200		4,826
3.955% due 03/21/2035 •			2,100		2,433
5.164% due 04/20/2029 •			$2,300		2,318
Morgan Stanley Private Bank NA
4.403% (SOFRRATE + 0.770%) due 07/06/2028 ~			3,900		3,907
Mutual of Omaha Cos Global Funding
4.546% due 01/13/2031			1,800		1,778
New York Life Global Funding
4.250% due 01/09/2031			1,800		1,773
ONEOK, Inc.
4.250% due 09/24/2027			1,900		1,893
Pacific Gas & Electric Co.
2.100% due 08/01/2027			100		97
4.000% due 12/01/2046			100		75
4.250% due 03/15/2046			100		78
4.300% due 03/15/2045			100		79
4.550% due 07/01/2030			500		493
PacifiCorp
5.100% due 02/15/2029			1,100		1,110
Philip Morris International, Inc.
4.875% due 02/13/2029			1,000		1,008
5.125% due 02/13/2031			1,000		1,019
Road Michigan Property Owner I LLC
7.500% due 03/30/2045			9,400		9,374
Southern Co.
1.875% due 09/15/2081 •	EUR		900		1,011
Stellantis Financial Services U.S. Corp.
5.400% due 06/15/2029			$4,800		4,784
Wells Fargo & Co.
4.078% due 09/15/2029 •			4,100		4,043
4.370% (SOFRRATE + 0.740%) due 01/23/2030 ~			4,600		4,598
4.518% (SOFRRATE + 0.880%) due 09/15/2029 ~			4,000		4,015
5.211% due 12/03/2035 •			3,100		3,096
5.244% due 01/24/2031 •			1,200		1,217
5.499% due 01/23/2035 •			1,700		1,733

					142,182

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Dorchester LLC
4.610% (EUR003M + 2.049%) due 01/04/2027 «~(j)	EUR		700		800

MUNICIPAL BONDS & NOTES 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057			$364		391
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035			395		402

					793

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.5%
American Home Mortgage Assets Trust
3.953% due 05/25/2046 •			63		56
American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ			797		459
Banc of America Mortgage Trust
4.779% due 06/25/2035 ~			15		14
Barclays Mortgage Loan Trust
5.640% due 05/25/2065 ~			9,021		9,032
Bayview MSR Opportunity Master Fund Trust
3.000% due 11/25/2051 ~			1,506		1,298
BCAP LLC Trust
4.475% due 01/26/2047 •			5		5
Bear Stearns ALT-A Trust
4.050% due 08/25/2036 ~			81		36
4.083% due 02/25/2034 •			9		8
4.486% due 11/25/2035 ~			110		82
5.044% due 05/25/2035 ~			2		2
Bear Stearns ARM Trust
3.803% due 08/25/2033 ~			1		1
4.000% due 05/25/2034 ~			1		1
4.015% due 05/25/2047 ~			43		39
4.035% due 09/25/2034 ~			13		12
5.461% due 10/25/2033 ~			1		1
5.604% due 11/25/2034 ~			1		1
6.243% due 05/25/2034 ~			2		2
Bear Stearns Structured Products, Inc. Trust
4.750% due 01/26/2036 ~			20		14

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	$		$
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		898		800
3.250% due 09/25/2063 ~		894		795
3.375% due 04/25/2065 ~		2,918		2,605
Chase Mortgage Finance Trust
4.763% due 07/25/2037 ~		29		23
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.913% due 01/25/2036 •		340		331
CHL Mortgage Pass-Through Trust
4.163% due 04/25/2046 •		121		112
4.303% due 04/25/2046 •		3,246		892
4.523% due 09/25/2034 •		4		4
6.000% due 07/25/2036		696		313
CHL Reperforming Loan REMICS Trust
4.103% due 06/25/2035 •		14		14
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~		1,215		1,005
3.979% due 08/25/2036 •		4,827		1,901
4.445% due 09/25/2037 ~		45		43
4.669% due 08/25/2035 ~		250		234
Countrywide Alternative Loan Trust
4.113% due 05/25/2037 •		77		24
4.174% due 07/20/2046 •		57		50
4.183% due 07/25/2046 •		598		565
4.323% due 02/25/2037 •		89		74
4.423% due 09/25/2035 •		129		96
4.437% due 02/25/2037 ~		12		11
4.640% due 11/25/2035 ~		52		50
4.994% due 11/25/2047 •		255		233
5.244% due 11/25/2035 •		10		9
5.250% due 06/25/2035		5		4
5.784% due 11/25/2035 •		3		3
6.250% due 12/25/2036		2,188		837
6.250% due 08/25/2037		16		7
6.500% due 06/25/2036		38		18
Cross Mortgage Trust
5.549% due 12/25/2069 ~		2,149		2,158
CSMC Mortgage-Backed Trust
6.079% due 04/25/2037 þ		124		33
CSMC Trust
2.500% due 07/25/2056 ~		258		214
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.043% due 07/25/2047 •		218		209
Ellington Financial Mortgage Trust
5.596% due 06/25/2070 ~		3,769		3,775
GreenPoint Mortgage Funding Trust
4.303% due 11/25/2045 •		2		2
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~		353		292
3.000% due 09/25/2052 ~		3,351		2,889
GSC Capital Corp. Mortgage Trust
4.123% due 05/25/2036 •		599		595
GSMPS Mortgage Loan Trust
4.113% due 01/25/2036 •		1,176		954
GSR Mortgage Loan Trust
4.075% due 06/25/2034 ~		3		3
5.270% due 03/25/2033 •		1		1
6.449% due 01/25/2035 ~		3		3
HarborView Mortgage Loan Trust
4.434% due 06/20/2035 •		8		8
4.594% due 12/19/2036 •		35		33
Impac CMB Trust
4.483% due 10/25/2034 •		23		23
IndyMac INDX Mortgage Loan Trust
3.805% due 09/25/2035 ~		27		22
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~		3,031		2,613
3.000% due 03/25/2052 ~		3,004		2,584
3.000% due 04/25/2052 ~		2,857		2,470
3.000% due 05/25/2052 ~		3,760		3,247
5.326% due 11/25/2033 ~		1		0
5.496% due 10/25/2035 ~		2		2
6.000% due 06/25/2037		1,388		516
JP Morgan Seasoned Mortgage Trust
4.358% due 01/25/2063 ~		2,545		2,434
Lehman XS Trust
4.173% due 08/25/2046 •		949		886
Luminent Mortgage Trust
4.143% due 05/25/2046 •		805		720
Manhattan West Mortgage Trust
2.130% due 09/10/2039		2,000		1,936
MASTR Alternative Loan Trust
4.163% due 03/25/2036 •		43		3
6.000% due 02/25/2036		492		192

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
Merrill Lynch Mortgage Investors Trust
5.124% due 02/25/2036 ~			21		21
5.834% due 02/25/2033 ~			1		1
6.197% due 05/25/2033 ~			4		4
Morgan Stanley Mortgage Loan Trust
6.201% due 02/25/2047 þ			135		43
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~			757		732
2.750% due 11/25/2059 ~			622		597
NYO Commercial Mortgage Trust
4.835% due 11/15/2038 •			2,300		2,300
OBX Trust
3.000% due 01/25/2052 ~			435		374
4.413% due 06/25/2057 •			153		152
6.465% due 10/25/2063 þ			1,001		1,003
7.159% due 10/25/2063 þ			1,181		1,185
PMT Loan Trust
2.500% due 07/25/2051 ~			1,571		1,301
RALI Trust
4.123% due 06/25/2046 •			272		54
4.655% due 10/25/2037 ~			242		191
5.244% due 08/25/2035 •			95		71
6.250% due 02/25/2037			971		810
Residential Asset Securitization Trust
4.163% due 01/25/2046 •			46		12
5.750% due 02/25/2036			651		408
Sequoia Mortgage Trust
4.154% due 07/20/2036 •			37		31
4.454% due 07/20/2033 •			7		7
Structured Adjustable Rate Mortgage Loan Trust
4.343% due 08/25/2035 ~			38		33
4.654% due 09/25/2035 ~			30		26
5.923% due 02/25/2034 ~			1		1
Structured Asset Mortgage Investments II Trust
3.883% due 08/25/2036 •			543		485
4.183% due 05/25/2036 •			23		15
4.203% due 05/25/2036 •			59		50
4.203% due 09/25/2047 •			98		89
4.334% due 07/19/2034 •			1		1
Structured Asset Securities Corp.
4.043% due 01/25/2036 •			914		777
Structured Asset Securities Corp. Mortgage Loan Trust
4.053% due 10/25/2036 •			465		399
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ			141		31
Thornburg Mortgage Securities Trust
5.013% due 06/25/2037 •			27		26
5.989% due 06/25/2037 •			84		74
6.039% due 06/25/2047 •			16		16
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~			736		671
2.710% due 01/25/2060 ~			438		423
2.900% due 10/25/2059 ~			2,515		2,410
Verus Securitization Trust
7.070% due 10/25/2068 þ			765		768
WaMu Mortgage Pass-Through Certificates Trust
3.978% due 02/27/2034 •			3		3
4.054% due 09/25/2036 ~			100		86
4.235% due 12/25/2036 ~			231		215
4.343% due 07/25/2045 •			226		218
4.381% due 12/25/2035 ~			70		66
4.383% due 01/25/2045 •			3		3
4.483% due 10/25/2045 •			264		257
5.044% due 06/25/2033 ~			1		1
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.684% due 07/25/2046 •			27		17
6.500% due 03/25/2036			1,127		769
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037			37		33
6.000% due 06/25/2037			62		56

					68,249

SOVEREIGN ISSUES 0.0%
Colombia TES
1.000% due 03/26/2031	COP		459,700		111
1.000% due 11/28/2040			230,800		70

					181

U.S. GOVERNMENT AGENCIES 60.0%
Federal Home Loan Mortgage Corp.
3.500% due 10/01/2039			$145		137
5.500% due 06/01/2053 - 08/01/2053			3,977		4,015
Federal Home Loan Mortgage Corp. REMICS
1.955% due 01/15/2038 ~(a)			110		5
4.114% due 01/15/2038 •			110		109
4.307% due 12/15/2037 •			4		4

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.568% due 11/25/2054 •		4,568		4,606
4.578% due 03/25/2055 •		2,392		2,415
4.628% due 02/25/2055 •		1,906		1,922
4.728% due 07/25/2055 •		2,483		2,505
5.028% due 03/25/2055 •		2,781		2,812
5.078% due 06/25/2055 •		2,844		2,882
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.944% due 10/25/2044 •		25		24
Federal National Mortgage Association
3.000% due 03/01/2060		536		463
3.500% due 10/01/2034 - 01/01/2059		1,943		1,760
4.000% due 06/01/2050		461		436
5.500% due 06/01/2053 - 07/01/2053		5,148		5,200
5.717% due 12/01/2034 •		3		4
6.225% due 11/01/2034 •		7		7
Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044		6		6
Federal National Mortgage Association REMICS
4.142% due 06/25/2036 •		9		9
4.728% due 07/25/2055 •		1,929		1,947
6.000% due 04/25/2043		6		6
6.500% due 11/25/2042		38		38
Federal National Mortgage Association REMICS Trust
6.000% due 07/25/2044		25		26
Government National Mortgage Association
3.000% due 01/20/2052 - 11/20/2055		22,403		19,920
3.500% due 05/20/2052 - 03/20/2055		110,387		99,598
5.000% due 01/20/2030 •		1		1
5.625% due 05/20/2028 - 06/20/2030 •		4		3
Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047		10		9
4.611% due 07/20/2066 - 11/20/2066 •		643		647
6.000% due 08/20/2034		103		103
Government National Mortgage Association, TBA
2.500% due 07/01/2056		5,100		4,355
3.000% due 07/01/2056		25,000		22,191
6.500% due 07/01/2056		68,100		70,558
U.S. Small Business Administration
5.600% due 09/01/2028		15		15
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056		14,800		12,899
4.000% due 07/01/2056 - 08/01/2056		41,670		38,941
4.500% due 07/01/2056 - 08/01/2056		113,250		108,419
5.000% due 07/01/2056 - 08/01/2056		685,300		672,727
5.500% due 08/01/2056		102,400		102,591

				1,184,315

U.S. TREASURY OBLIGATIONS 8.0%
U.S. Treasury Bonds
1.375% due 11/15/2040 (o)		500		323
2.000% due 08/15/2051 (o)		200		114
2.250% due 08/15/2049 (m)		4,425		2,753
2.375% due 11/15/2049 (m)		1,575		1,004
3.000% due 02/15/2048 (m)(o)		3,800		2,799
3.000% due 08/15/2048 (m)(o)		1,325		971
3.375% due 11/15/2048 (m)(o)		14,500		11,346
4.125% due 08/15/2044 (m)		39,575		35,803
4.500% due 11/15/2054		42,500		39,571
4.625% due 02/15/2046 (o)		900		864
4.625% due 02/15/2055 (m)(o)		24,300		23,097
4.750% due 02/15/2056 (o)		500		486
4.875% due 08/15/2045 (o)		542		538
U.S. Treasury Inflation Protected Securities (f)
2.500% due 01/15/2029 (m)		3,722		3,770
3.875% due 04/15/2029 (m)		3,038		3,191
0.125% due 07/15/2031 (m)		3,975		3,650
0.125% due 01/15/2032 (m)		2,042		1,849
0.375% due 07/15/2027 (m)(o)		5,036		4,952
0.500% due 01/15/2028 (m)		5,534		5,394
0.625% due 07/15/2032 (m)		573		531
1.125% due 01/15/2033 (m)		8,271		7,825
U.S. Treasury Notes
3.500% due 02/15/2033 (m)(o)		800		763
4.000% due 02/15/2034 (m)(o)		4,300		4,202
4.250% due 05/15/2035 (m)(o)		700		692
4.250% due 08/15/2035 (o)		800		790

				157,278

Total United States (Cost $1,647,532)				1,588,840

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$	$
SHORT-TERM INSTRUMENTS 4.5%
COMMERCIAL PAPER 2.4%
Alliant Energy Corp.
3.830% due 07/01/2026		$2,000		2,000
Aon Corp.
4.000% due 07/22/2026		2,000		1,995
AutoNation, Inc.
4.050% due 07/01/2026		2,000		2,000
Banco de Credito e Inversiones SA
4.030% due 08/20/2026		850		845
4.050% due 09/03/2026		450		447
Boston Scientific Corp.
4.000% due 07/01/2026		250		250
4.010% due 07/06/2026		300		300
4.025% due 07/07/2026		250		250
Campbell’s Co.
4.270% due 09/30/2026		250		247
CBRE Services, Inc.
4.050% due 07/17/2026		2,200		2,196
Constellation Energy Generation LLC
4.100% due 07/01/2026		3,500		3,500
Evergy Missouri West, Inc.
4.230% due 07/09/2026		2,100		2,098
Fidelity National Information Services, Inc.
4.000% due 07/08/2026		1,950		1,948
4.000% due 07/09/2026		2,500		2,497
4.000% due 07/10/2026		700		699
4.000% due 07/14/2026		450		449
Glencore Funding LLC
4.050% due 08/10/2026		1,300		1,294
4.130% due 09/17/2026 (b)		4,000		3,964
HCA, Inc.
4.270% due 08/20/2026		2,400		2,385
4.300% due 08/17/2026		1,900		1,889
4.300% due 08/18/2026		2,500		2,485
Jabil, Inc.
4.150% due 07/06/2026		850		849
4.150% due 08/07/2026		300		299
4.150% due 08/18/2026		350		348
Jones Lang LaSalle Finance BV
4.120% due 07/14/2026		2,000		1,997
Keurig Dr. Pepper, Inc.
4.300% due 07/01/2026		300		300
4.350% due 07/17/2026		2,450		2,445
McCormick & Co., Inc.
4.000% due 07/02/2026		250		250
Oglethorpe Power Corp.
4.050% due 07/07/2026		350		350
Rogers Communications, Inc.
4.250% due 08/06/2026		2,150		2,141
Tampa Electric Co.
4.050% due 07/21/2026		3,150		3,143
4.060% due 07/09/2026		2,200		2,198

				48,058

		SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (i)		522,746		523

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (k) 0.5%				9,319

EGYPT TREASURY BILLS 0.0%
23.885% due 10/13/2026 - 10/20/2026 (c)(d)	EGP	16,950		324

HUNGARY TREASURY BILLS 0.8%
6.082% due 07/02/2026 (d)(e)	HUF	4,964,000		15,943

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$
NIGERIA TREASURY BILLS 0.3%
21.443% due 07/07/2026 - 10/06/2026 (c)(d)	NGN		7,235,750		5,141

SOUTH AFRICA TREASURY BILLS 0.5%
7.398% due 07/22/2026 - 08/05/2026 (c)(d)	ZAR		151,220		9,185

Total Short-Term Instruments (Cost $88,046)					88,493

Total Investments in Securities (Cost $2,758,417)					2,705,761

		SHARES
INVESTMENTS IN AFFILIATES 15.2%
SHORT-TERM INSTRUMENTS 15.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.2%
PIMCO Short Asset Portfolio			3,869,269		38,113
PIMCO Short-Term Floating NAV Portfolio III			26,853,837		261,583

Total Short-Term Instruments (Cost $299,560)					299,696

Total Investments in Affiliates (Cost $299,560)					299,696

Total Investments 152.2% (Cost $3,057,977)					$3,005,457
Financial Derivative Instruments (l)(n) 0.8%(Cost or Premiums, net $30,497)					16,767
Other Assets and Liabilities, net (53.0)%					(1,047,402)

Net Assets 100.0%					$1,974,822

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	Coupon represents a 7-Day Yield.

(j)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dorchester LLC	4.610%	01/04/2027	12/10/2025	$819	$800	0.04%
Fennovoima OYJ	0.000	07/10/2028	07/16/2025	345	339	0.02
Fennovoima OYJ	4.641	07/10/2028	07/16/2025	658	654	0.03
Fennovoima OYJ	4.680	07/10/2028	07/16/2025	314	311	0.02

				$2,136	$2,104	0.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date			Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	2.230%	06/17/2026	TBD	(2)	EUR	3,447	French Republic Government Bonds OAT 3.000% due 06/25/2049	$(3,819)	$3,939	$3,942
MYI	2.210	06/17/2026	07/08/2026			4,708	French Republic Government Bonds OAT 3.000% due 06/25/2049	(5,216)	5,380	5,385

Total Repurchase Agreements								$(9,035)	$9,319	$9,327

SHORT SALES:

Description	Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales
France (0.5)%
Sovereign Issues (0.5)%
French Republic Government Bonds OAT	3.000%	06/25/2049	EUR	9,700	$(9,694)	$(9,035)

Total France					(9,694)	(9,035)

United States (11.8)%
U.S. Government Agencies (11.8)%
Government National Mortgage Association, TBA	3.500%	08/01/2056	$	30,400	(27,328)	(27,295)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2041		16,700	(15,254)	(15,217)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056		161,500	(128,423)	(129,286)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2056		2,700	(2,250)	(2,257)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056		6,600	(5,943)	(5,984)
Uniform Mortgage-Backed Security, TBA	6.000	09/01/2056		20,900	(21,164)	(21,280)
Uniform Mortgage-Backed Security, TBA	6.500	08/01/2056		31,500	(32,502)	(32,549)

Total United States					(232,864)	(233,868)

Total Short Sales (12.3)%					$(242,558)	$(242,903)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(356) at a weighted average interest rate of 3.359%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	12/2026	2,038	$567,135	$(562)	$58	$(146)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	1,019	111,979	856	0	(302)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	875	93,666	77	0	(164)
CBOT U.S. Long Bond Futures	09/2026	15	1,703	27	0	(10)
Euro-BTP Italian Bond Futures	09/2026	1,351	184,235	2,241	0	(93)
Long Gilt Futures	09/2026	571	67,568	1,541	99	(341)
SFE 3 Year Australian Bond Futures	09/2026	87	6,300	33	3	(5)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	984	110,669	1,460	0	(384)

				$5,673	$160	$(1,445)

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Eurex 10 Year Euro BUND Futures	09/2026	1,333	$(193,950)	$(2,050)	$198	$0
Eurex 2 Year Euro SCHATZ Futures	09/2026	1,442	(174,583)	(148)	74	0
Eurex 30 Year Euro BUXL Futures	09/2026	12	(1,525)	(32)	3	0
Eurex 5 Year Euro BOBL Futures	09/2026	599	(78,968)	(351)	55	0
French Government Bond Futures	09/2026	1,103	(151,209)	(580)	265	0
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	88	(7,515)	(114)	0	0
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	473	(37,720)	(334)	3	0
SFE 10 Year Australian Bond Futures	09/2026	372	(28,284)	(394)	71	(54)
TSE Japanese 10 Year Bond Futures	09/2026	339	(266,392)	(821)	959	0
Ultra U.S. Treasury Bond Futures	09/2026	153	(17,772)	(587)	115	0

				$(5,411)	$1,743	$(54)

Total Futures Contracts				$262	$1,903	$(1,499)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Deutsche Bank	1.000%	Quarterly	12/20/2032	0.944%	EUR	1,000	$(7)	$11	$4	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035		$21,742	$(178)	$(10)	$(188)	$3	$0
CDX.IG-46 10-Year Index	(1.000)	Quarterly	06/20/2036		105,900	92	(873)	(781)	20	0
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031	EUR	59,800	(980)	(569)	(1,549)	0	(16)

						$(1,066)	$(1,452)	$(2,518)	$23	$(16)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$328,489	$7,102	$110	$7,212	$0	$(35)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	1,038,140	20,273	2,777	23,050	0	(128)

					$27,375	$2,887	$30,262	$0	$(163)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	79,800	$(585)	$(413)	$(998)	$0	$(16)
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		500	2	(2)	0	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		2,900	32	4	36	2	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2028		368,620	(5,141)	153	(4,988)	0	(358)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		5,030	(22)	(142)	(164)	0	(7)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		85,630	(2,818)	(159)	(2,977)	0	(129)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		80,950	3,943	(801)	3,142	212	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		2,700	11	139	150	14	0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		6,450	316	74	390	33	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	06/17/2028	JPY	1,490,000	(12)	(7)	(19)	0	(1)
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		68,228,000	737	(690)	47	0	(50)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		830,000	(170)	(7)	(177)	0	0
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	09/16/2031		815,700	31	24	55	5	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.200	Annual	06/17/2033		4,800,000	(133)	217	84	0	(70)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		5,322,900	(2,491)	(646)	(3,137)	0	(112)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		200,000	(98)	(27)	(125)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		5,820,000	(2,991)	(855)	(3,846)	0	(137)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		7,070,150	(2,966)	(1,060)	(4,026)	0	(184)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/17/2035		290,000	(4)	(132)	(136)	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/17/2036		340,000	(79)	(12)	(91)	0	(10)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi- Annual	06/19/2039		1,830,000	2,686	326	3,012	72	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		1,263,500	(1,972)	(310)	(2,282)	0	(72)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		90,000	269	12	281	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		145,700	380	24	404	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		340,000	640	72	712	27	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		2,260,000	476	1,701	2,177	219	0
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	147,909	29	536	565	19	0
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/16/2031		76,000	(170)	(239)	(409)	10	0
Receive	1-Day THB-THOR Compounded-OIS	1.750	Quarterly	09/16/2031	THB	687,000	(33)	(83)	(116)	18	0
Receive	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/16/2031		486,500	(209)	(46)	(255)	0	0
Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/16/2031		207,100	28	80	108	13	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		$12,200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		28,500	0	236	236	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		29,400	203	(191)	12	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		211,950	4,336	(2,491)	1,845	36	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		49,900	250	(454)	(204)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		16,200	0	12	12	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		10,940	(40)	140	100	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		89,550	1,420	301	1,721	77	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		12,900	552	(118)	434	24	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.574	Annual	08/31/2030		10,600	0	(136)	(136)	0	(23)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.582	Annual	08/31/2030		11,400	0	(143)	(143)	0	(24)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.583	Annual	08/31/2030		12,800	0	(160)	(160)	0	(27)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.587	Annual	08/31/2030		8,500	0	(105)	(105)	0	(18)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/31/2030		20,400	0	(208)	(208)	0	(43)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.649	Annual	08/31/2030		13,400	0	(134)	(134)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		11,300	155	(226)	(71)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		53,640	1,810	(214)	1,596	142	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	01/31/2033		7,500	0	102	102	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.693	Annual	01/31/2033		8,400	0	114	114	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.698	Annual	01/31/2033		5,600	0	74	74	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	01/31/2033		7,000	0	92	92	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		2,400	38	26	64	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,800	(8)	108	100	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,750	(6)	19	13	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		3,650	(13)	39	26	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		1,800	(5)	14	9	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		3,800	(11)	23	12	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		22,700	928	337	1,265	104	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		6,372	16	118	134	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		29,000	(567)	1,140	573	138	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		70,920	(503)	1,904	1,401	346	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		3,200	0	64	64	16	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		16,800	(24)	42	18	84	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		57,920	(897)	900	3	291	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		143,388	2,460	702	3,162	487	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046		300	0	6	6	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046		500	0	10	10	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		200	1	15	16	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/15/2053		3,600	0	132	132	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		500	0	17	17	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		9,300	130	170	300	99	0
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		8,528	63	121	184	92	0
Receive	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		300	0	6	6	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		13,170	1,704	394	2,098	129	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		1,900	0	77	77	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		5,200	0	171	171	56	0
Receive	1-Day USD-SOFR Compounded-OIS	4.111	Annual	11/15/2054		8,030	0	109	109	88	0
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		3,400	0	43	43	37	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		5,270	0	54	54	58	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		9,900	0	720	720	104	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		2,400	0	159	159	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		2,400	0	158	158	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		2,900	0	164	164	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		5,000	0	358	358	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		1,450	155	77	232	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		2,119	8	88	96	23	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		1,419	(25)	57	32	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		2,657	(1)	109	108	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		3,800	357	100	457	39	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		914	(10)	39	29	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		30,600	2,034	266	2,300	324	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		400	0	9	9	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		5,820	152	34	186	64	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		4,890	288	(129)	159	53	0
Pay	1-Year BRL-CDI	12.970	Maturity	01/02/2029	BRL	222,400	0	(1,053)	(1,053)	93	0
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029		270,000	0	(885)	(885)	113	0
Receive(7)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/16/2031	AUD	34,500	313	(196)	117	4	0
Receive(7)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036		33,400	(195)	(126)	(321)	3	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.000	Annual	03/18/2028	CHF	16,850	(63)	41	(22)	0	(12)
Receive	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	03/18/2031		2,400	(5)	2	(3)	4	0
Pay(7)	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	09/16/2031		14,750	(276)	238	(38)	0	(38)
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	517,580	4	(36)	(32)	2	0
Pay(7)	3-Month NZD-BBR	3.750	Semi-Annual	12/16/2028	NZD	131,400	54	266	320	0	(5)
Pay(7)	3-Month NZD-BBR	3.750	Semi-Annual	09/16/2029		70,800	(44)	289	245	0	(5)
Pay(7)	3-Month NZD-BBR	4.000	Semi-Annual	12/16/2031		14,900	(2)	88	86	2	0
Receive(7)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	77,100	(10)	(132)	(142)	0	(35)
Receive(7)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		44,100	0	(65)	(65)	0	(20)
Pay	3-Month SEK-STIBOR	2.500	Annual	03/18/2031	SEK	736,600	(290)	946	656	0	(30)
Pay(7)	3-Month SEK-STIBOR	2.750	Annual	09/16/2031		81,600	17	74	91	0	(6)
Pay	3-Month ZAR-JIBAR	8.300	Quarterly	06/08/2036	ZAR	6,700	4	11	15	0	(3)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	7,400	(322)	172	(150)	0	(2)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		298,300	(3,114)	(7,217)	(10,331)	0	(69)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		9,100	(4)	(237)	(241)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		500	5	(12)	(7)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,800	22	(76)	(54)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		63,100	422	(2,217)	(1,795)	0	(22)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		12,700	204	(394)	(190)	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		27,600	(99)	(754)	(853)	0	(4)
Receive(7)	6-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2056		100	1	(2)	(1)	0	0
Pay(7)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	669,800	15	241	256	8	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	38,050	248	(52)	196	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,300	(6)	(22)	(28)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,300	(12)	(38)	(50)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,600	(12)	(24)	(36)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,800	(10)	(42)	(52)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,300	(5)	(19)	(24)	0	0
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028		447,500	(1,940)	(2,802)	(4,742)	0	(229)
Pay(7)	6-Month EUR-EURIBOR	2.170	Annual	12/15/2028		384,400	250	(1,244)	(994)	0	(60)
Receive(7)	6-Month EUR-EURIBOR	2.350	Annual	12/15/2028		390,800	(273)	1,298	1,025	111	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		8,300	0	(200)	(200)	0	(4)
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		19,700	0	(363)	(363)	0	(10)
Receive(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		95,350	2,496	(1,236)	1,260	80	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		90,250	(2,682)	1,055	(1,627)	0	(119)
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		1,100	(78)	(497)	(575)	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		300	0	191	191	0	0
Receive(7)	6-Month EUR-EURIBOR	2.825	Annual	09/19/2055		90,000	1,252	(648)	604	0	(10)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		7,340	194	(61)	133	10	0
Pay	6-Month NOK-NIBOR	3.750	Annual	03/18/2031	NOK	277,006	(919)	(45)	(964)	0	(35)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	8,600	0	(67)	(67)	3	0
Pay	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	9,300	73	(35)	38	0	0
Receive	CAONREPO	3.000	Semi-Annual	05/25/2031		34,800	0	(194)	(194)	8	0
Receive	CAONREPO	2.750	Semi-Annual	06/17/2031		56,700	336	(168)	168	14	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		6,800	72	112	184	2	0

							$257	$(12,944)	$(12,687)	$4,519	$(2,112)

Total Swap Agreements							$26,559	$(11,498)	$15,061	$4,542	$(2,291)

(m)	Securities with an aggregate market value of $70,946 and cash of $13,400 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	Unsettled variation margin asset of $9 and liability of $(4) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

		$		$		$		$		$		$
										Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month			Currency to be Delivered				Currency to be Received		Asset		Liability
AZD	07/2026		AUD		18,395		$		13,154		$418		$0
	07/2026		CNH		3,802				563		3		0
	07/2026		NZD		24,326				14,374		558		0
	07/2026		SGD		1,261				989		14		0
	07/2026		$		778		CAD		1,106		2		0
	07/2026				11,648		NZD		20,619		63		0
	08/2026		CAD		1,104		$		778		0		(2)
	08/2026		NZD		20,619				11,661		0		(63)
BOA	07/2026		BRL		469				90		0		(1)
	07/2026		COP		4,156				1		0		0
	07/2026		ILS		4,076				1,401		32		0
	07/2026		INR		1,530				16		0		0
	07/2026		JPY		40,041				252		5		0
	07/2026		KRW		357,188				235		4		0
	07/2026		NOK		10,110				1,022		1		0
	07/2026		SGD		42				33		0		0
	07/2026		$		91		BRL		469		0		0
	07/2026				5,292		CNH		35,783		0		(22)
	07/2026				1,276		CNY		8,742		10		0
	07/2026				2,593		NOK		24,097		0		(159)
	07/2026				1,360		PLN		5,137		5		0
	08/2026		HKD		18,866		$		2,411		1		0
	08/2026		ILS		6,108				2,054		0		(1)
	08/2026		$		567		INR		53,760		0		0
	09/2026		COP		13,936,499		$		3,647		0		(358)
	09/2026		KZT		36,203				72		0		(2)
	09/2026		PEN		5,773				1,680		0		(4)
	09/2026		$		449		INR		42,651		0		(1)
	09/2026				927		MXN		16,443		7		0
	10/2026		BRL		4,800		$		878		0		(31)
	10/2026		HUF		194,134		EUR		527		0		(16)
	10/2026		$		1		COP		4,254		0		0
	11/2026		PEN		2,898		$		841		0		(2)
BPS	07/2026		BRL		77,914				14,955		5		(143)
	07/2026		CHF		2,585				3,286		87		0
	07/2026		CNH		70,673				10,444		37		0
	07/2026		CNY		8,987				1,319		0		(3)
	07/2026		EUR		4,222				4,804		0		(20)
	07/2026		GBP		2,378				3,150		0		(5)
	07/2026		IDR		364,021,098				20,312		10		(20)
	07/2026		ILS		9,825				3,334		31		0
	07/2026		INR		669,442				6,970		0		(102)
	07/2026		JPY		135,444				852		19		0
	07/2026		KRW		1,577,882				1,035		14		0
	07/2026		NZD		1,670				971		23		0
	07/2026		THB		94,412				2,878		38		(5)
	07/2026		TWD		796				25		0		0
	07/2026		$		1,696		AUD		2,461		8		0
	07/2026				15,059		BRL		77,914		181		(147)
	07/2026				1,669		CNY		11,368		1		0
	07/2026				835		CZK		17,371		0		(17)
	07/2026				7,742		IDR		138,570,860		8		0
	07/2026				22,629		INR		2,149,982		91		(31)
	07/2026				4,821		KRW		7,395,418		0		(40)
	07/2026				273		KWD		83		0		(4)
	07/2026				1,067		NZD		1,829		0		(28)
	07/2026				4,058		TRY		194,077		51		0
	07/2026				2,455		TWD		77,492		0		(24)
	07/2026		ZAR		31,064		$		1,893		0		0
	08/2026		CZK		12,758		EUR		524		0		(2)
	08/2026		DKK		1,851		$		282		0		(1)
	08/2026		IDR		44,017,634				2,450		0		(1)
	08/2026		ILS		1,257				422		0		(1)
	08/2026		TWD		4,437,104				140,931		1,865		0
	08/2026		$		4,321		BRL		22,214		6		(58)
	08/2026				6,498		INR		617,063		6		0
	08/2026				10		NOK		100		0		0
	08/2026				30		TWD		952		0		0
	09/2026		IDR		41,972,564		$		2,312		0		(18)
	09/2026		PEN		2,883				841		1		0
	09/2026		THB		124,372				3,801		47		(13)
	09/2026		$		13,077		IDR		231,733,691		21		(236)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$		$
	09/2026				1,277		INR		121,340		0		(3)
	09/2026				489		THB		16,034		0		(4)
	10/2026		BRL		37,071		$		6,816		18		(228)
	12/2026		$		1,544		IDR		28,110,490		6		0
	01/2027				89,268		TWD		2,802,619		0		(1,777)
	04/2027		BRL		31,908		$		5,925		109		(5)
	06/2027		$		271		KWD		82		0		(4)
	05/2029		KWD		748		$		2,572		132		0
	07/2029				149				511		26		0
	05/2030				677				2,330		119		0
	06/2031				344				1,157		31		0
BRC	07/2026		CAD		1,710				1,239		33		0
	07/2026		ILS		12,054				4,073		20		0
	07/2026		MYR		5,858				1,442		8		0
	07/2026		NZD		34,045				20,134		798		0
	07/2026		SGD		2,805				2,181		13		0
	07/2026		TRY		192,026				4,017		0		(50)
	07/2026		$		3,106		CNH		21,018		0		(11)
	07/2026				2,641		GBP		1,998		10		0
	07/2026				21,483		TRY		1,031,145		304		0
	07/2026		ZAR		182,537		$		11,091		94		(129)
	01/2027		DKK		16,434				2,589		51		0
BSH	07/2026		BRL		6,300				1,217		0		(3)
	07/2026		EUR		1,395				1,622		28		0
	07/2026		JPY		717,744				4,514		100		0
	07/2026		PEN		25,606				7,486		79		(81)
	07/2026		$		1,243		BRL		6,300		0		(22)
	07/2026				20,844		NZD		36,893		109		0
	08/2026		NZD		36,893		$		20,868		0		(109)
	09/2026		COP		5,707,599				1,562		0		(78)
	09/2026		$		93		PEN		322		1		0
	10/2026		BRL		70,100		$		12,940		0		(346)
	12/2026		PEN		5,235				1,547		25		0
	01/2027				2,705				797		11		0
	02/2027				12,922				3,714		0		(35)
	04/2027		BRL		7,000				1,297		20		0
CBK	07/2026		AUD		2,628				1,857		38		0
	07/2026		BRL		7,746				1,524		24		(1)
	07/2026		COP		8,647,822				2,272		0		(247)
	07/2026		DKK		1,772				277		6		0
	07/2026		EUR		1,725				2,011		40		0
	07/2026		IDR		10,780,166				602		0		(1)
	07/2026		ILS		10,955				3,771		88		0
	07/2026		INR		432,298				4,582		15		0
	07/2026		NOK		11,080				1,194		75		0
	07/2026		PEN		25,163				7,440		81		0
	07/2026		$		1,518		BRL		7,746		0		(17)
	07/2026				3,076		CNH		20,799		0		(13)
	07/2026				376		CNY		2,572		2		0
	07/2026				1,343		COP		4,713,647		30		0
	07/2026				28,962		HUF		8,833,883		0		(599)
	07/2026				3,882		IDR		69,649,108		9		0
	07/2026				4,461		INR		432,298		106		0
	07/2026				524		KRW		791,562		0		(12)
	07/2026				10,488		PEN		35,534		0		(96)
	07/2026				2,757		PLN		10,075		0		(79)
	07/2026				17,194		SEK		158,866		0		(810)
	07/2026				860		TWD		27,185		0		(6)
	08/2026		ILS		17,839		$		6,158		157		0
	08/2026		INR		2,630,184				28,065		371		0
	08/2026		TWD		789,948				24,941		186		0
	08/2026		$		1,029		ILS		3,055		0		(1)
	08/2026				884		INR		83,900		1		0
	08/2026				181		KZT		95,528		17		0
	08/2026				12		SEK		121		0		0
	09/2026		COP		14,795,098		$		3,801		0		(451)
	09/2026		IDR		157,889,220				8,746		0		(18)
	09/2026		INR		43,455				452		0		(4)
	09/2026		KZT		75,598				150		0		(4)
	09/2026		PEN		12,227				3,561		3		(9)
	09/2026		THB		102,195				3,086		0		(10)
	09/2026		$		1,151		COP		4,469,984		133		0
	09/2026				2,723		IDR		48,566,191		0		(28)
	09/2026				1,276		MXN		22,832		21		0
	09/2026				11		PEN		39		0		0
	10/2026		COP		1,602,562		$		450		0		(7)
	10/2026		PEN		48,798				14,355		143		(4)
	11/2026		COP		3,236,835				894		0		(23)
	12/2026		PEN		13,574				3,883		0		(64)
	12/2026		$		4,864		IDR		88,426,704		12		0
	01/2027		PEN		5,367		$		1,586		28		0
DUB	07/2026		CNY		4,970				729		0		(3)
	07/2026		HUF		8,718				28		0		0
	07/2026		IDR		9,355,554				523		1		0
	07/2026		INR		586,287				6,208		18		0
	07/2026		SGD		1,515				1,188		17		0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$		$
	07/2026		$		2,989		CNH		20,229		0		(10)
	07/2026				1,459		CNY		9,939		3		0
	07/2026				756		CZK		15,740		0		(15)
	07/2026				4,143		INR		399,636		75		0
	07/2026				858		KZT		461,164		100		0
	07/2026				285		NOK		2,651		0		(17)
	07/2026				2,754		PLN		10,220		0		(38)
	07/2026				27		RON		120		0		0
	07/2026		ZAR		92,716		$		5,615		59		(95)
	08/2026		KZT		1,731				4		0		0
	08/2026		$		72		KZT		38,485		8		0
	09/2026		IDR		118,739,888		$		6,592		1		(1)
	09/2026		$		1,811		IDR		32,890,579		14		0
	09/2026				6,208		INR		590,260		0		(16)
	11/2026		KZT		129,104		$		260		2		0
	12/2026		$		1,591		IDR		28,828,844		0		(1)
	01/2027		DKK		20,500		$		3,248		83		0
FAR	07/2026		CHF		1,071				1,341		15		0
	07/2026		CNH		70,309				10,392		39		0
	07/2026		GBP		68,992				92,776		1,262		0
	07/2026		INR		189,556				2,009		7		0
	07/2026		SEK		94,767				9,766		0		(7)
	07/2026		SGD		74,449				58,356		811		0
	07/2026		$		13,527		CNH		92,012		22		0
	07/2026				1,986		INR		189,556		16		0
	07/2026				17,835		JPY		2,881,913		0		(111)
	07/2026				11,090		PLN		40,743		0		(260)
	07/2026		ZAR		101,630		$		6,158		0		(36)
	08/2026		CNH		91,810				13,527		0		(21)
	08/2026		ILS		5,543				1,936		72		0
	08/2026		JPY		2,666,413				16,523		81		0
	08/2026		PEN		16,804				4,970		60		0
	08/2026		$		9,766		SEK		94,599		7		0
	09/2026		COP		4,983,585		$		1,371		0		(61)
	09/2026		PEN		8,611				2,530		27		(8)
	09/2026		$		46,112		BRL		237,348		0		(812)
	09/2026				971		INR		93,008		6		0
	09/2026				1,036		MXN		18,293		4		0
GLM	07/2026		BRL		176,864		$		33,962		68		(367)
	07/2026		COP		8,294,458				2,180		0		(236)
	07/2026		HUF		4,959,596				15,810		0		(119)
	07/2026		IDR		66,839,418				3,734		0		(4)
	07/2026		KRW		1,487,295				963		2		0
	07/2026		$		33,468		BRL		176,864		863		(70)
	07/2026				74,804		CAD		106,446		251		0
	07/2026				3,447		CNH		23,291		0		(17)
	07/2026				3,514		COP		12,240,993		52		0
	07/2026				3,728		IDR		66,839,418		10		0
	07/2026				963		KRW		1,487,083		0		(2)
	07/2026				535		TRY		25,395		7		0
	08/2026		CAD		106,295		$		74,804		0		(251)
	08/2026		$		4,474		BRL		22,863		0		(79)
	08/2026				1,013		INR		97,152		10		0
	08/2026		ZAR		100,004		$		5,610		0		(478)
	09/2026		BRL		4,475				854		0		0
	09/2026		COP		4,032,999				1,131		0		(28)
	09/2026		IDR		67,230,837				3,728		0		(4)
	09/2026		THB		479,379				14,850		330		0
	09/2026		$		5,957		BRL		30,664		0		(105)
	09/2026				8,169		IDR		146,711,154		20		(45)
	09/2026				4,281		INR		411,719		44		0
	09/2026				35,328		MXN		619,758		0		(111)
	10/2026				25,554		BRL		134,459		0		(70)
	11/2026		COP		12,604,986		$		3,514		0		(53)
	12/2026		$		1,219		COP		4,749,055		117		0
	04/2027		BRL		17,100		$		3,186		66		0
IND	07/2026		DKK		3,168				495		10		0
JPM	07/2026		AUD		79,619				56,760		1,636		0
	07/2026		BRL		15,900				2,962		0		(118)
	07/2026		HUF		11,643				37		0		0
	07/2026		ILS		30,867				10,337		0		(36)
	07/2026		INR		23,878				253		1		0
	07/2026		KRW		459,583				297		0		0
	07/2026		NOK		8,890				898		0		0
	07/2026		NZD		2,635				1,557		60		0
	07/2026		$		3,090		BRL		15,900		8		(18)
	07/2026				2,034		CNH		13,823		4		(3)
	07/2026				567		IDR		10,200,203		2		0
	07/2026				253		INR		23,878		0		(1)
	07/2026				446		KRW		685,306		0		(3)
	07/2026				1,453		NZD		2,577		10		0
	07/2026				8,455		PLN		30,817		0		(264)
	07/2026				2,056		THB		68,731		13		0
	08/2026		CZK		36,429		EUR		1,493		0		(7)
	08/2026		HKD		70,084		$		8,959		7		0
	08/2026		ILS		23,352				8,014		160		0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$		$
	08/2026		PEN		973				282		0		(2)
	08/2026		$		1,946		INR		184,702		2		(1)
	08/2026				898		NOK		8,894		0		0
	09/2026		IDR		10,600,130		$		587		0		(2)
	09/2026		MXN		18,282				1,037		1		(3)
	09/2026		THB		332,448				10,220		171		(21)
	09/2026		$		2,845		INR		271,293		3		0
	09/2026				16,537		MXN		287,768		0		(185)
	09/2026				2,908		THB		94,834		0		(35)
	10/2026		BRL		9,100		$		1,657		0		(68)
	12/2026		MXN		769				44		0		0
	12/2026		$		2,822		MXN		49,815		0		(11)
	01/2027		DKK		42,723		$		6,739		142		0
	04/2027		BRL		17,500				3,193		14		(14)
MBC	07/2026		AUD		331				237		8		0
	07/2026		CHF		18,501				23,452		574		(19)
	07/2026		EUR		14,792				17,157		256		0
	07/2026		IDR		919,547				51		0		0
	07/2026		INR		588,604				6,233		18		0
	07/2026		JPY		668,791				4,209		96		0
	07/2026		KRW		6,148,074				4,056		81		0
	07/2026		NOK		2,867				288		0		(1)
	07/2026		SEK		57,872				5,944		0		(24)
	07/2026		$		40,068		AUD		57,905		126		(104)
	07/2026				978		DKK		6,412		2		0
	07/2026				51		IDR		919,547		0		0
	07/2026				1,088		ILS		3,064		0		(58)
	07/2026				9,610		INR		926,309		167		0
	07/2026				679		NOK		6,300		0		(43)
	07/2026				1,092		NZD		1,936		7		0
	07/2026				38		SEK		350		0		(2)
	07/2026				1,243		SGD		1,596		0		(9)
	08/2026		AUD		50,049		$		34,512		0		(119)
	08/2026		DKK		6,401				978		0		(2)
	08/2026		ILS		506				169		0		(1)
	08/2026		TWD		2,704,027				85,517		766		0
	08/2026		$		1,990		AUD		2,892		12		0
	08/2026				667		INR		63,367		1		0
	08/2026				1,397		JPY		226,200		0		(3)
	08/2026				289		NOK		2,868		1		0
	08/2026				5,945		SEK		57,769		24		0
	09/2026		MXN		1,764		$		100		0		0
	09/2026		THB		60,395				1,809		0		(21)
	09/2026		$		11,168		INR		1,065,632		33		(17)
MYI	07/2026		ILS		3,349		$		1,139		13		0
	07/2026		$		2,098		GBP		1,562		0		(26)
	07/2026				1,614		JPY		257,500		0		(30)
	01/2027				161,414		TWD		5,051,910		0		(3,706)
NGF	07/2026		IDR		61,867,971		$		3,457		0		(4)
	07/2026		$		3,470		IDR		61,867,971		0		(9)
	07/2026				9,718		INR		934,914		154		0
	08/2026				664		SEK		6,455		3		0
	09/2026		IDR		62,214,940		$		3,470		16		0
	09/2026		$		1,666		IDR		29,650,726		0		(20)
RYL	07/2026				124		CZK		2,633		0		0
SCX	07/2026		CAD		1,773		$		1,251		1		0
	07/2026		CNY		4,960				728		0		(3)
	07/2026		INR		461,599				4,872		0		(2)
	07/2026		NZD		1,178				666		0		(3)
	07/2026		$		4,291		CNH		29,017		0		(18)
	07/2026				1,542		CNY		10,546		9		0
	07/2026				1,318		IDR		23,658,850		3		0
	07/2026				12,790		INR		1,225,914		155		0
	07/2026				1,031		JPY		163,800		0		(23)
	08/2026		HKD		66,138		$		8,456		9		0
	08/2026		$		2,519		INR		241,309		22		0
	09/2026		IDR		70,775,858		$		3,921		0		(8)
	09/2026		KZT		11,852				24		0		(1)
	09/2026		THB		190,573				5,878		111		(5)
	09/2026		$		4,427		IDR		79,492,679		9		(24)
	09/2026				4,872		INR		464,693		3		0
	09/2026				248		THB		8,119		0		(2)
SOG	07/2026		CNH		111,183		$		16,436		63		0
	07/2026		DKK		3,326				518		9		0
	07/2026		EUR		333,053				388,520		7,973		0
	07/2026		JPY		1,741,523				10,962		251		0
	07/2026		SGD		115				89		0		0
	07/2026		$		28,019		AUD		40,607		95		0
	07/2026				33		CAD		46		0		(1)
	07/2026				42,793		CHF		34,620		54		0
	07/2026				401,589		EUR		353,045		1,800		0
	07/2026				60,688		SGD		78,591		59		0
	08/2026		AUD		40,607		$		28,001		0		(97)
	08/2026		CAD		892				629		0		(1)
	08/2026		CHF		34,496				42,793		0		(54)
	08/2026		EUR		353,045				402,134		0		(1,797)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$		$
	08/2026		SGD		78,414				60,688		0		(61)
	08/2026		$		89		SGD		115		0		0
SSB	07/2026		CAD		105,983		$		76,858		2,131		0
	07/2026		CHF		12,463				15,855		430		0
	07/2026		$		687		CAD		974		0		0
	07/2026				2,442		EUR		2,142		5		0
	07/2026				89,635		GBP		67,810		311		0
	08/2026		CAD		973		$		687		0		0
	08/2026		EUR		2,142				2,445		0		(5)
	08/2026		GBP		67,810				89,633		0		(311)
UAG	07/2026		$		954		ILS		2,771		0		(23)
	07/2026				2,804		PLN		10,245		0		(80)
	09/2026		COP		76,108,477		$		19,776		0		(2,096)
	09/2026		MXN		7,646				436		2		0
	09/2026		THB		11,210				342		2		0
	10/2026		HUF		22,693		EUR		61		0		(3)
	11/2026				908,648				2,521		0		(11)
	12/2026		COP		13,177,930		$		3,377		0		(331)

Total Forward Foreign Currency Contracts											$30,163		$(20,491)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	5,310	$54	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	1,182	8	0
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	6,606	47	17
BPS	Put - OTC EUR versus CZK	CZK	24.040	08/13/2026	2,242	8	0
GLM	Put - OTC USD versus JPY	JPY	155.000	08/06/2026	14,643	61	24
	Call - OTC USD versus JPY		165.000	08/06/2026	14,643	32	53
MBC	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	10,259	94	0
	Put - OTC USD versus KRW		1,400.000	07/10/2026	10,260	82	0

Total Purchased Options						$386	$94

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call -OTC EUR versus HUF	HUF	390.740	10/16/2026	8,390	$(111)	$(23)
	Call - OTC EUR versus HUF		387.250	10/20/2026	2,927	(37)	(10)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	5,310	(19)	0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	1,182	(3)	0
	Put - OTC USD versus SGD	SGD	1.237	11/05/2026	6,606	(47)	(9)
GLM	Call - OTC USD versus JPY	JPY	162.000	08/06/2026	14,643	(76)	(151)
MBC	Put -OTC USD versus KRW	KRW	1,350.000	07/09/2026	10,259	(32)	0
	Put - OTC USD versus KRW		1,350.000	07/10/2026	10,260	(26)	0
UAG	Call - OTC EUR versus HUF	HUF	389.720	10/21/2026	330	(4)	(1)
	Call - OTC EUR versus HUF		375.000	11/10/2026	10,960	(174)	(93)

Total Written Options						$(529)	$(287)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.156%	$4,400	$(147)	$24	$0	$(123)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.200	4,400	(162)	16	0	(146)

							$(309)	$40	$0	$(269)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Petroleos Mexicanos	1.000%	Quarterly	12/20/2026	0.880%		$800	$(8)	$9	$1	$0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	◆	359	0	1	1	0

								$(8)	$10	$2	$0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

									Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	300	$70	$(6)	$64	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		5,100	1,061	23	1,084	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		600	136	(8)	128	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		2,500	527	5	532	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		6,400	1,416	(55)	1,361	0

							$3,210	$(41)	$3,169	$0

CROSS-CURRENCY SWAPS

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ ( Depreciation)	Asset	Liability
CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$73,903	JPY	11,085,500	$946	$62	$1,008	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	4,152		656,100	11	28	39	0
FAR	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.442% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	13,961		2,050,000	58	94	152	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	37,332		5,898,400	171	253	424	0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	16,714	GBP	12,567	(64)	36	0	(28)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	104,052	JPY	16,128,000	67	51	118	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	1,565		230,000	2	9	11	0

								$1,191	$533	$1,752	$(28)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month CNY-CNREPOFIX(8)	1.500%	Quarterly	03/17/2032	CNY	2,400	$(3)	$3	$0	$0

TOTAL RETURN SWAPS ON INDEXES

											Swap Agreements, at Value
Counterparty	Pay/ Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Receive	SIBCSORA Index	N/A	1.295%	Semi- Annual	08/26/2026	SGD	170	$0	$2	$2	$0

Total Swap Agreements									$4,081	$547	$4,925	$(297)

(o)

Securities with an aggregate market value of $8,187 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

	$		$		$		$
Category and Subcategory	Level 1		Level 2		Level 3		Fair Value at 06/30/2026
Investments in Securities, at Value
Argentina
Sovereign Issues		$0		$206		$0		$206
Australia
Corporate Bonds & Notes		0		13,964		0		13,964
Non-Agency Mortgage-Backed Securities		0		0		17,942		17,942
Sovereign Issues		0		44,384		0		44,384
Brazil
Sovereign Issues		0		35,625		0		35,625
Bulgaria
Sovereign Issues		0		3,643		0		3,643
Canada
Corporate Bonds & Notes		0		28,845		0		28,845
Sovereign Issues		0		36,786		0		36,786
Cayman Islands
Asset-Backed Securities		0		39,015		0		39,015
Corporate Bonds & Notes		0		9,112		1,600		10,712
Sovereign Issues		0		506		0		506
Chile
Sovereign Issues		0		1,009		0		1,009
China
Sovereign Issues		0		362		0		362
Colombia
Sovereign Issues		0		44,127		0		44,127
Costa Rica
Sovereign Issues		0		6,330		0		6,330
Denmark
Corporate Bonds & Notes		0		13,475		0		13,475
Egypt
Sovereign Issues		0		3,158		0		3,158
France
Corporate Bonds & Notes		0		16,783		0		16,783
Sovereign Issues		0		86,167		0		86,167
Germany
Corporate Bonds & Notes		0		1,612		0		1,612
Hungary
Sovereign Issues		0		102		0		102
Ireland
Asset-Backed Securities		0		59,669		11,540		71,209
Corporate Bonds & Notes		0		529		0		529
Loan Participations and Assignments		0		0		7,509		7,509
Israel
Sovereign Issues		0		8,210		0		8,210
Italy
Corporate Bonds & Notes		0		6,611		0		6,611
Sovereign Issues		0		26,790		0		26,790
Japan
Corporate Bonds & Notes		0		16,297		0		16,297
Sovereign Issues		0		35,734		0		35,734
Jersey, Channel Islands
Asset-Backed Securities		0		2,802		0		2,802
Kazakhstan
Sovereign Issues		0		1,810		0		1,810
Kuwait
Sovereign Issues		0		10,902		0		10,902
Luxembourg
Loan Participations and Assignments		0		0		1,304		1,304
Sovereign Issues		0		8,847		0		8,847
Malaysia
Corporate Bonds & Notes		0		529		0		529
Sovereign Issues		0		1,422		0		1,422
Mexico
Sovereign Issues		0		396		0		396
Multinational
Corporate Bonds & Notes		0		437		0		437
Netherlands
Corporate Bonds & Notes		0		2,847		0		2,847
Norway
Sovereign Issues		0		1,500		0		1,500
Peru
Sovereign Issues		0		43,886		0		43,886
Poland
Sovereign Issues		0		5,048		0		5,048
Qatar
Corporate Bonds & Notes		0		8,922		0		8,922
Sovereign Issues		0		6,434		0		6,434
Romania
Sovereign Issues		0		8,595		0		8,595
Saudi Arabia
Corporate Bonds & Notes		0		4,899		0		4,899
Sovereign Issues		0		20,167		0		20,167
Serbia
Sovereign Issues		0		2,428		0		2,428
Slovakia
Corporate Bonds & Notes		0		5,092		0		5,092

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

	$		$		$		$
South Africa
Sovereign Issues		0		45,248		0		45,248
South Korea
Sovereign Issues		0		3,541		0		3,541
Spain
Sovereign Issues		0		67,915		0		67,915
Supranational
Corporate Bonds & Notes		0		6,064		0		6,064
Sovereign Issues		0		11,167		0		11,167
Switzerland
Corporate Bonds & Notes		0		8,638		0		8,638
Thailand
Sovereign Issues		0		7,845		0		7,845
United Arab Emirates
Corporate Bonds & Notes		0		2,979		0		2,979
Sovereign Issues		0		8,028		0		8,028
United Kingdom
Asset-Backed Securities		0		3,176		0		3,176
Corporate Bonds & Notes		0		45,186		0		45,186
Loan Participations and Assignments		0		0		982		982
Non-Agency Mortgage-Backed Securities		0		26,420		0		26,420
Sovereign Issues		0		75,330		0		75,330
United States
Asset-Backed Securities		0		35,042		0		35,042
Corporate Bonds & Notes		0		142,182		0		142,182
Loan Participations and Assignments		0		0		800		800
Municipal Bonds & Notes		0		793		0		793
Non-Agency Mortgage-Backed Securities		0		68,249		0		68,249
Sovereign Issues		0		181		0		181
U.S. Government Agencies		0		1,184,315		0		1,184,315
U.S. Government Agencies		0		0		0		0
U.S. Treasury Obligations		0		157,278		0		157,278
Short-Term Instruments
Commercial Paper		0		48,058		0		48,058
Mutual Funds		523		0		0		523
Repurchase Agreements		0		9,319		0		9,319
Egypt Treasury Bills		0		324		0		324
Hungary Treasury Bills		0		15,943		0		15,943
Nigeria Treasury Bills		0		5,141		0		5,141
South Africa Treasury Bills		0		9,185		0		9,185

		$523		$2,663,561		$41,677		$2,705,761
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes		$299,696		$0		$0		$299,696

Total Investments		$300,219		$2,663,561		$41,677		$3,005,457

Short Sales, at Value - Liabilities
Sovereign Issues		0		(9,035)		0		(9,035)
U.S. Government Agencies		0		(144,444)		0		(144,444)

		$0		$(153,479)		$0		$(153,479)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared		1,788		4,657		0		6,445
Over the counter		0		35,181		1		35,182

		$1,788		$39,838		$1		$41,627
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared		(639)		(3,151)		0		(3,790)
Over the counter		0		(21,075)		0		(21,075)

		$(639)		$(24,226)		$0		$(24,865)

Total Financial Derivative Instruments		$1,149		$15,612		$1		$16,762

Totals		$301,368		$2,525,694		$41,678		$2,868,740

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$17,939	$0	$0	$0	$0	$3	$0	$0	$17,942	$4
Cayman Islands
Corporate Bonds & Notes	1,629	0	0	0	0	(29)	0	0	1,600	(29)
Ireland
Asset-Backed Securities	0	11,611	0	0	0	(71)	0	0	11,540	(71)
Loan Participations and Assignments	3,008	4,619	0	2	0	(120)	0	0	7,509	(120)
Luxembourg
Loan Participations and Assignments	1,319	0	0	0	0	(15)	0	0	1,304	(15)
United Kingdom
Loan Participations and Assignments	1,416	0	(400)	3	0	(37)	0	0	982	(37)
United States
Loan Participations and Assignments	1,735	0	(923)	0	0	(12)	0	0	800	(9)

	$27,046	$16,230	$(1,323)	$5	$0	$(281)	$0	$0	$41,677	$(277)
Financial Derivative Instruments - Assets
Over the counter	$8	$0	$(4)	$0	$0	$(3)	$0	$0	$1	$0

Totals	$27,054	$16,230	$(1,327)	$5	$0	$(284)	$0	$0	$41,678	$(277)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$17,942	Discounted Cash Flow	Discount Rate	5.814	—
Cayman Islands
Corporate Bonds & Notes	1,600	Discounted Cash Flow	Discount Rate	6.340	—
Ireland
Asset-Backed Securities	11,540	Recent Transaction	Purchase Price	100.000	—
Loan Participations and Assignments	2,975	Discounted Cash Flow	Discount Rate	4.540	—
	4,534	Proxy Pricing	Base Price	99.176	—
Luxembourg
Loan Participations and Assignments	1,304	Discounted Cash Flow	Discount Rate	4.590	—
United Kingdom
Loan Participations and Assignments	982	Discounted Cash Flow	Discount Rate	9.960	—
United States
Loan Participations and Assignments	800	Discounted Cash Flow	Discount Rate	4.580	—
Financial Derivative Instruments - Assets
Over the counter	1	Indicative Market Quotation	Broker Quote	0.053	—

Total	$41,678

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust